Segment information (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Revenues	$ 12,978,000,000	$ 21,263,000,000	$ 28,004,000,000
Costs	6,564,000,000	8,872,000,000	10,461,000,000
Gross profit / (loss)	6,414,000,000	12,391,000,000	17,543,000,000
Net loss from fair value adjustment of investment properties	7,770,000,000	(50,664,000,000)	58,231,000,000
General and administrative expenses	3,017,000,000	3,301,000,000	4,086,000,000
Selling expenses	1,490,000,000	1,822,000,000	1,619,000,000
Other operating results, net	(86,000,000)	119,000,000	(470,000,000)
Loss from operations	(5,949,000,000)	58,051,000,000	(46,863,000,000)
Share of loss of associates and joint ventures	(4,380,000,000)	10,847,000,000	(10,587,000,000)
Segment profit	(10,329,000,000)	68,898,000,000	(57,450,000,000)
Operations Center in Israel [Member]
Statement [Line Items]
Revenues	12,978,000,000	21,263,000,000	28,004,000,000
Costs	6,564,000,000	8,872,000,000	10,461,000,000
Gross profit / (loss)	6,414,000,000	12,391,000,000	17,543,000,000
Net loss from fair value adjustment of investment properties	(7,770,000,000)	50,664,000,000	(58,231,000,000)
General and administrative expenses	3,017,000,000	3,301,000,000	4,086,000,000
Selling expenses	1,490,000,000	1,822,000,000	1,619,000,000
Other operating results, net	(86,000,000)	119,000,000	(470,000,000)
Loss from operations	(5,949,000,000)	58,051,000,000	(46,863,000,000)
Share of loss of associates and joint ventures	(4,380,000,000)	10,847,000,000	(10,587,000,000)
Segment profit	(10,329,000,000)	68,898,000,000	(57,450,000,000)
Reportable assets	222,782,000,000	942,054,000,000	1,018,900,000,000
Net reportable assets	82,724,000,000	184,228,000,000	184,232,000,000
Reportable liabilities	(140,058,000,000)	(757,826,000,000)	(834,668,000,000)
Operations Center in Israel [Member] | Income and Other Comprehensive Income, Total [Member]
Statement [Line Items]
Revenues	10,114,000,000	16,731,000,000	22,613,000,000
Costs	3,455,000,000	4,101,000,000	4,773,000,000
Gross profit / (loss)	6,659,000,000	12,630,000,000	17,840,000,000
Net loss from fair value adjustment of investment properties	(7,649,000,000)	51,059,000,000	(59,489,000,000)
General and administrative expenses	3,078,000,000	3,371,000,000	4,176,000,000
Selling expenses	1,511,000,000	1,849,000,000	1,628,000,000
Other operating results, net	(157,000,000)	17,000,000	(841,000,000)
Loss from operations	(5,736,000,000)	58,486,000,000	(48,294,000,000)
Share of loss of associates and joint ventures	(3,988,000,000)	10,584,000,000	(9,060,000,000)
Segment profit	(9,724,000,000)	69,070,000,000	(57,354,000,000)
Reportable assets	204,883,000,000	913,638,000,000	971,842,000,000
Net reportable assets	204,883,000,000	311,323,000,000	279,637,000,000
Reportable liabilities	0	(602,315,000,000)	(692,205,000,000)
Operations Center in Israel [Member] | Elimination of Inter-Segment Transactions and Non-reportable Assets / Liabilities [Member]
Statement [Line Items]
Revenues	(31,000,000)	(33,000,000)	(36,000,000)
Gross profit / (loss)	(31,000,000)	(33,000,000)	36,000,000
General and administrative expenses	47,000,000	50,000,000	66,000,000
Other operating results, net	(16,000,000)	(17,000,000)	(30,000,000)
Reportable assets	19,412,000,000	29,456,000,000	47,973,000,000
Net reportable assets	(120,646,000,000)	(126,055,000,000)	(94,490,000,000)
Reportable liabilities	(140,058,000,000)	(155,511,000,000)	(142,463,000,000)
Operations Center in Israel [Member] | Expenses and Collective Promotion Funds [Member]
Statement [Line Items]
Revenues	2,945,000,000	4,655,000,000	5,567,000,000
Costs	3,179,000,000	4,851,000,000	5,790,000,000
Gross profit / (loss)	(234,000,000)	(196,000,000)	(223,000,000)
Other operating results, net	107,000,000	91,000,000	119,000,000
Loss from operations	(127,000,000)	(105,000,000)	(104,000,000)
Segment profit	(127,000,000)	(105,000,000)	(104,000,000)
Joint Ventures [Member] | Operations Center in Israel [Member]
Statement [Line Items]
Revenues	(50,000,000)	(90,000,000)	(140,000,000)
Costs	70,000,000	80,000,000	102,000,000
Gross profit / (loss)	20,000,000	10,000,000	(38,000,000)
Net loss from fair value adjustment of investment properties	(121,000,000)	(395,000,000)	1,258,000,000
General and administrative expenses	14,000,000	20,000,000	24,000,000
Selling expenses	21,000,000	27,000,000	9,000,000
Other operating results, net	(20,000,000)	28,000,000	282,000,000
Loss from operations	(86,000,000)	(330,000,000)	1,535,000,000
Share of loss of associates and joint ventures	(392,000,000)	263,000,000	(1,527,000,000)
Segment profit	(478,000,000)	(67,000,000)	8,000,000
Reportable assets	(1,513,000,000)	(1,040,000,000)	(915,000,000)
Net reportable assets	$ (1,513,000,000)	$ (1,040,000,000)	$ (915,000,000)